Schedule of digital assets (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Current digital assets	$ 580,981,973	$ 482,763,021
Long-term digital assets	6,762,766	32,823,910
Digital assets	$ 587,744,739	$ 515,586,931
Binance coin (BNB) [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	1,748.1389	1,763.4867
Current digital assets	$ 1,341,883	$ 1,520,530
Bitcoin (BTC) [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	2,982.5707	2,596.9563
Current digital assets	$ 244,193,624	$ 223,491,846
Ethereum [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	24,986.5029	21,329.9035
Current digital assets	$ 66,863,680	$ 63,656,646
Cardano [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	72,891,225.5137	69,150,950.0310
Current digital assets	$ 17,793,330	$ 23,565,970
Polkadot [Member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	3,465,789.8042	3,340,140.2001
Current digital assets	$ 4,221,202	$ 6,035,593
Solana [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	657,058.6523	169,185.2128
Current digital assets	$ 77,912,988	$ 21,097,592
Uniswap [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	455,611.4583	399,616.8814
Current digital assets	$ 4,035,055	$ 2,332,473
USDC [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity
Current digital assets	$ 430,761	$ 4,461,378
USDT [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity
Current digital assets	$ 5,123,908	$ 18,098,752
Litecoin [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	4,252.7158	11,073.8030
Current digital assets	$ 284,730	$ 851,800
Dogecoin [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	55,541,115.0443	56,534,119.7635
Current digital assets	$ 5,254,998	$ 6,828,612
Cosmos [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	5,828.1497	12,005.8560
Current digital assets	$ 10,055	$ 23,143
Avalanche [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	789,739.5150	461,501.5177
Current digital assets	$ 8,570,017	$ 5,740,226
Polygon [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	627,663.9088	304,295.6891
Current digital assets	$ 70,967	$ 31,088
Ripple [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	21,602,442.6196	21,146,529.3119
Current digital assets	$ 32,335,570	$ 39,186,475
Enjin [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	537,024.9145	576,307.9792
Current digital assets	$ 15,896	$ 15,849
Tron [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	1,523,527.1836	663,171.3819
Current digital assets	$ 515,482	$ 187,723
Terra Luna [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity		141,177.2041
Current digital assets		$ 13,436
Shiba Inu [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	17,824,851,241.4200	20,643,542,012.0300
Current digital assets	$ 103,400	$ 143,214
Pyth Network [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	6,339,640.8533	4,935,058.3767
Current digital assets	$ 484,349	$ 280,805
AAVE [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	6,100.2110	4,429.5388
Current digital assets	$ 971,703	$ 652,127
Algorand [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	2,704,959.6000	1,380,335.0800
Current digital assets	$ 333,558	$ 153,904
Aptos Mainnet [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	982,653.0153	517,026.2356
Current digital assets	$ 771,186	$ 875,222
Arweave [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	60,142.8000	64,940.4200
Current digital assets	$ 256,034	$ 223,096
Aerodome [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	2,114,834.6950	2,113,572.4104
Current digital assets	$ 1,706,249	$ 917,924
Arbitrum [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	3,149,396.1625	1,489,777.0200
Current digital assets	$ 635,052	$ 280,923
Bitcoin Cash [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	579.1844	860.1464
Current digital assets	$ 177,058	$ 511,921
Core [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	12,859,086.5415	12,500,445.6036
Current digital assets	$ 294,473	$ 1,377,549
Curve DAO token [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	5,829,992.8300	3,939,395.2500
Current digital assets	$ 2,256,759	$ 1,442,868
Europa Coin [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	185,587.3200	605,795.2800
Current digital assets	$ 215,781	$ 708,780
Fetch.ai [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	9,295,050.7333	4,619,586.9000
Current digital assets	$ 2,056,065	$ 946,091
Filecoin [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	142,659.6700	83,678.3922
Current digital assets	$ 150,296	$ 109,612
The Graph [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	901,580.8700	542,238.9100
Current digital assets	$ 26,162	$ 18,229
Hedera [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	189,786,482.6937	76,729,676.9089
Current digital assets	$ 20,458,666	$ 8,317,073
Internet Computer [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	1,986,321.7884	1,778,949.0942
Current digital assets	$ 6,869,597	$ 4,866,716
Immutable [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	779,020.1744	274,878.9400
Current digital assets	$ 128,777	$ 61,176
Injective [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	465,897.3853	335,577.3200
Current digital assets	$ 3,410,322	$ 1,463,990
Jupiter [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	3,463,756.4456	3,089,314.6000
Current digital assets	$ 1,123,643	$ 583,880
Lido DAO [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	540,944.4600	513,196.1600
Current digital assets	$ 250,031	$ 300,384
Chainlink [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	368,205.0530	347,418.3828
Current digital assets	$ 5,218,389	$ 4,295,173
NEAR Protocol [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	1,625,316.2776	1,701,315.2684
Current digital assets	$ 8,389,532	$ 2,553,372
Optimism [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	254,214.1100	173,791.6300
Current digital assets	$ 32,932	$ 46,248
MANTRA [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	4,384,852.1867	453,091.4000
Current digital assets	$ 19,732	$ 31,807
Pendle [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	183,176.6333	182,478.7000
Current digital assets	$ 427,205	$ 343,772
Quant [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	2,758.8380	1,014.7880
Current digital assets	$ 825,941	$ 71,156
Ripple USD [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	100.0000	50,126.0000
Current digital assets	$ 100	$ 50,126
RENDER SOL [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	1,700,286.5362	1,703,278.0201
Current digital assets	$ 3,268,491	$ 2,193,856
THORChain [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	419,644.5000	269,953.8000
Current digital assets	$ 331,016	$ 151,768
Sei Network [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	18,241,503.8733	16,419,686.8978
Current digital assets	$ 1,313,390	$ 1,848,857
SKY Governance Token [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	1,020,480.0000	645,038.0000
Current digital assets	$ 80,516	$ 37,735
Stacks [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	1,574.1000	47,106.4000
Current digital assets	$ 536	$ 11,744
Sui [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	22,395,160.3760	14,683,690.6345
Current digital assets	$ 24,153,999	$ 16,459,983
Bittensor [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	22,477.6639	22,107.9024
Current digital assets	$ 6,814,562	$ 4,906,095
Gram [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	491,043.6730	454,318.1948
Current digital assets	$ 736,578	$ 739,494
Wormhole [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	11,619,621.3000	4,760,219.0000
Current digital assets	$ 153,379	$ 157,563
Tether Gold [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	46.8116	34.4628
Current digital assets	$ 194,731	$ 149,372
Dogwifhat [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	35,637.5800	56,581.9600
Current digital assets	$ 8,948	$ 15,277
Worldcoin [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	1,221,067.0900	2,002,365.2100
Current digital assets	$ 647,428	$ 969,345
Stellar [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	8,416,492.6200	3,704,385.3200
Current digital assets	$ 1,865,884	$ 753,012
StarkNet [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	3,902,468.4256	2,990,189.0056
Current digital assets	$ 161,172	$ 231,441
Sonic Labs [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	3,805,149.3500	3,959,492.2712
Current digital assets	$ 148,404	$ 300,086
Akash Network [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	694,322.8761	375,586.0011
Current digital assets	$ 440,478	$ 135,737
Kaspa [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	34,432,208.1747	24,576,822.7965
Current digital assets	$ 1,477,142	$ 1,064,176
Official Trump [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	1,065.6400	2,309.3700
Current digital assets	$ 2,311	$ 10,891
Mantle [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	156,943.6736	259,308.9369
Current digital assets	$ 109,139	$ 251,037
Data Network [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	33,518.0601	5,951.7992
Current digital assets	$ 7,304	$ 10,187
Crypto.com [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	1,818,050.7447	1,453,014.1410
Current digital assets	$ 121,991	$ 132,805
Hyperliquid [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	77,144.6971	32,103.2182
Current digital assets	$ 6,579,561	$ 830,677
UNUS SED LEO [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	1,153.2650	670.9046
Current digital assets	$ 10,408	$ 6,266
OKB [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	206.4296	276.2829
Current digital assets	$ 24,929	$ 30,051
IOTA [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	2,385,396.0000	1,233,469.0000
Current digital assets	$ 126,903	$ 102,131
Ondo [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	3,991,859.2633	1,711,993.3233
Current digital assets	$ 1,972,788	$ 634,291
Theta Token [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	198,271.6000	100,410.4000
Current digital assets	$ 45,206	$ 26,749
Celestia [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	171,146.2000	111,295.8400
Current digital assets	$ 74,859	$ 52,209
Flare [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	5,880,061.8165	3,689,429.0635
Current digital assets	$ 43,512	$ 39,108
Pi Network [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	197,287.8922	126,934.2148
Current digital assets	$ 18,052	$ 25,895
Ethna [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	3,886,943.6200	1,686,126.1900
Current digital assets	$ 1,019,282	$ 340,092
Four [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	69,058.2000	31,111.1000
Current digital assets	$ 20,572	$ 10,777
Virtuals Protocol [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	2,411,172.0600	1,776,320.7111
Current digital assets	$ 1,904,103	$ 1,179,832
VeChain [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	21,793,949.1000	4,978,553.8000
Current digital assets	$ 193,966	$ 52,773
Peanut the Squirrel [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	61,559.7300	445,601.2200
Current digital assets	$ 3,389	$ 30,657
Pepe [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	188,503,525,020.7900	40,164,090,458.7000
Current digital assets	$ 15,914	$ 24,082
Zcash [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	171.5120
Current digital assets	$ 243,122	$ 32,569
Canton [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	228,978.3550
Current digital assets	$ 28,922
Other coins [member]
IfrsStatementLineItems [Line Items]
Current digital assets quantity	1,262,183,172.6451	1,903,713,337.6790
Current digital assets	$ 51,948	$ 48,131
Long term digital asset quantity	271,406,137.0826	271,406,137.0826
Long-term digital assets	$ 35,535	$ 62,367
Solana (SOL) [member]
IfrsStatementLineItems [Line Items]
Long term digital asset quantity	30,000.0000	196,500.0000
Long-term digital assets	$ 3,521,790	$ 24,471,703
SUI (SUI) [member]
IfrsStatementLineItems [Line Items]
Long term digital asset quantity	3,643,496.3056	8,327,991.5556
Long-term digital assets	$ 3,205,441	$ 8,289,840